Related Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Allowance for doubtful accounts	¥ 7,312	$ 1,124	¥ 8,282